Business segment information	9 Months Ended
Sep. 30, 2011
Business segment information [Abstract]
Business segment information
Note 15: Business segment information

We operate three reportable business segments: Small Business Services, Financial Services and Direct Checks. Small Business Services sells personalized printed products, which include business checks, printed forms, promotional products, marketing materials and related services, as well as retail packaging supplies and a suite of business services, including web design and hosting, fraud protection, payroll, logo design, search engine marketing and business networking, to small businesses. These products and services are promoted and sold through direct response advertising via mail and the internet, referrals from financial institutions and telecommunications clients, independent distributors and dealers, and outbound telemarketing groups. Financial Services' products and services for financial institutions include comprehensive check programs for both personal and business checks, fraud prevention and monitoring services, customer acquisition campaigns, marketing communications, regulatory program services, customer loyalty programs and profitability offers that provide insight into financial institution financial performance. These products and services are sold through multiple channels, including a direct sales force. Direct Checks sells personal and business checks and related products and services directly to consumers through direct response marketing and the internet. All three segments operate primarily in the United States. Small Business Services also has operations in Canada and portions of Europe.

The accounting policies of the segments are the same as those described in the Notes to Consolidated Financial Statements included in the 2010 Form 10-K. We allocate corporate costs for our shared services functions to our business segments, including costs of our executive management, human resources, supply chain, finance, information technology and legal functions. Generally, where costs incurred are directly attributable to a business segment, primarily within the areas of information technology, supply chain and finance, those costs are charged directly to that segment. Because we use a shared services approach for many of our functions, certain costs are not directly attributable to a business segment. These costs are allocated to our business segments based on segment revenue, as revenue is a measure of the relative size and magnitude of each segment and indicates the level of corporate shared services consumed by each segment. Corporate assets are not allocated to the segments and consist of property, plant and equipment, internal-use software, inventories and supplies related to our corporate shared services functions of manufacturing, information technology and real estate, as well as long-term investments.

We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that these segments, if operated independently, would report the operating income and other financial information shown.

The following is our segment information as of and for the quarters ended September 30, 2011 and 2010:

		Reportable Business Segments
		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$214,442	$85,194	$55,508	$-	$355,144
	2010	206,572	102,614	58,447	-	367,633
Operating income:	2011	34,650	14,128	16,867	-	65,645
	2010	45,298	27,157	16,053	-	88,508
Depreciation and amortization	2011	11,437	3,292	3,050	-	17,779
expense:	2010	11,099	2,911	5,369	-	19,379
Total assets:	2011	816,500	104,375	173,118	293,394	1,387,387
	2010	779,588	65,054	181,982	298,227	1,324,851
Capital asset purchases:	2011	-	-	-	8,930	8,930
	2010	-	-	-	10,547	10,547

The following is our segment information as of and for the nine months ended September 30, 2011 and 2010:

		Reportable Business Segments
		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$617,600	$259,865	$173,705	$-	$1,051,170
	2010	592,063	302,307	156,379	-	1,050,749
Operating income:	2011	104,749	43,039	49,298	-	197,086
	2010	104,843	71,178	44,662	-	220,683
Depreciation and amortization	2011	33,970	9,457	13,035	-	56,462
expense:	2010	34,230	8,880	11,553	-	54,663
Total assets:	2011	816,500	104,375	173,118	293,394	1,387,387
	2010	779,588	65,054	181,982	298,227	1,324,851
Capital asset purchases:	2011	-	-	-	28,226	28,226
	2010	-	-	-	31,613	31,613